UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10577

ALLIANCE NEW YORK MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2011

Date of reporting period: July 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

Alliance New York Municipal Income Fund

Portfolio of Investments

July 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 167.7%
Long-Term Municipal Bonds - 162.7%
New York - 135.7%
Albany NY IDA (St. Peter’s Hosp)
Series A
5.75%, 11/15/22	$205	$215,781
Dutchess Cnty NY IDA (Bard College)
5.00%, 8/01/19	380	409,727
East Rochester NY HSG Auth (St. John’s Meadows Proj)
Series 2010A
5.00%, 4/20/27	450	468,166
Erie Cnty NY Fiscal Stability Auth (Erie Cnty NY Sales Tax)
Series 2011C
5.00%, 12/01/25 (a)	4,000	4,449,240
Erie Cnty NY IDA
AGM Series 03
5.75%, 5/01/23 (Pre-refunded/ETM)	1,250	1,302,062
Hempstead NY IDA
Series 02
5.50%, 6/01/32 (Pre-refunded/ETM)	1,320	1,377,829
Long Island Pwr Auth NY
NPFGC-RE Series 06A
5.00%, 12/01/19	650	711,360
Madison Cnty NY IDA (Oneida Health Sys)
RADIAN Series 01
5.35%, 2/01/31	1,500	1,325,970
Metropolitan Trnsp Auth NY
5.00%, 11/15/23	2,500	2,768,975
Series 02A
5.125%, 11/15/31	5,500	5,527,005
Series 2005B
5.00%, 11/15/31	1,100	1,111,737
New York NY GO
Series 04G
5.00%, 12/01/23	780	836,449
Series 04I
5.00%, 8/01/21	1,000	1,084,340
Series 2008G
5.00%, 8/01/22	2,000	2,219,120
Series 2012A
5.00%, 8/01/24 (a)	1,000	1,112,200
Series C
5.50%, 9/15/19 (Pre-refunded/ETM)	1,000	1,108,510
New York NY HDC MFHR (New York NY HDC)
Series 02A
5.50%, 11/01/34	1,250	1,250,137
New York NY IDA (Terminal One Group Assn)
Series 05
5.50%, 1/01/24	200	204,302
New York NY Mun Wtr Fin Auth
Series 02A

	Principal Amount (000)	U.S. $ Value
5.125%, 6/15/34	$5,000	$5,041,250
Series 03A
5.00%, 6/15/27	2,000	2,107,460
New York NY Trnsl Fin Auth
5.00%, 5/01/27	3,000	3,249,870
Series 2011D
5.00%, 2/01/25	1,500	1,671,450
New York NY Trst for Cult Res (Museum of Modern Art)
5.00%, 4/01/31	1,000	1,054,040
AMBAC Series 01D
5.125%, 7/01/31	5,000	5,042,050
New York St Dormitory Auth
NPFGC
5.25%, 8/15/31 (Pre-refunded/ETM)	5	5,009
5.25%, 8/15/31 (Pre-refunded/ETM)	285	285,484
New York St Dormitory Auth (Cabrini Westchester)
5.10%, 2/15/26	485	531,080
New York St Dormitory Auth (Maimonides Med Ctr)
NPFGC Series 04
5.75%, 8/01/29	5,000	5,225,950
New York St Dormitory Auth (Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/26	1,255	1,281,179
New York St Dormitory Auth (New York St Lease Mental Hlth)
NPFGC
5.25%, 8/15/31	1,990	1,992,070
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/26 (b)	3,000	3,234,210
New York St Dormitory Auth (New York Univ)
Series 2008A
5.00%, 7/01/29	780	815,638
New York St Dormitory Auth (North Shore - LIJ Hospital)
5.00%, 5/01/22	345	350,134
New York St Dormitory Auth (NYU Hosp Center)
Series 07A
5.00%, 7/01/22	300	314,355
Series B
5.25%, 7/01/24	170	178,888
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/24-6/15/27 (b)	3,000	3,257,295
New York St HFA MFHR (Patchogue Apts)
Series 02A
5.35%, 2/15/29	2,090	2,073,531
New York St Mortgage Agy SFMR (New York St Mortgage Agy)
Series 01-29
5.45%, 4/01/31	8,315	8,315,000

	Principal Amount (000)	U.S. $ Value
New York St Pwr Auth
NPFGC Series C
5.00%, 11/15/19	$1,320	$1,499,230
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
Series 2011A
5.00%, 4/01/25	4,000	4,412,120
New York St UDC
Series 02A
5.25%, 3/15/32 (Pre-refunded/ETM)	5,000	5,157,100
Niagara Cnty NY IDA (Niagara Univ)
RADIAN Series 01A
5.40%, 11/01/31	1,435	1,438,458
Onondaga Cnty NY IDA (Cargo Acquisition Group)
Series 02
6.125%, 1/01/32	995	887,261
Seneca Cnty NY IDA (New York Chiropractic College)
5.00%, 10/01/27	185	185,474
Suffolk Cnty NY IDA (New York Institute of Technology)
5.00%, 3/01/26	200	200,186
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec)
AMBAC Series 03A-1
5.25%, 6/01/21	4,000	4,255,880
Triborough Brdg & Tunl Auth NY
Series 01A
5.00%, 1/01/32	755	758,428
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
6.00%, 9/15/27	300	248,514
Yonkers NY IDA (Malotz Skilled Nursing Fac)
NPFGC Series 99
5.65%, 2/01/39	1,200	1,202,820

		93,754,324

California - 2.2%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	425	492,537
California GO
Series 04
5.00%, 2/01/33	1,000	1,000,940

		1,493,477

Colorado - 0.6%
Northwest Met Dist #3 CO
6.125%, 12/01/25	500	421,585

Florida - 3.1%
Capital Region CDD FL
Series 01A-2
6.85%, 5/01/31	1,050	1,051,281

	Principal Amount (000)	U.S. $ Value
Miromar Lakes CDD FL
Series 00A
7.25%, 5/01/12	$1,080	$1,068,358

		2,119,639

Illinois - 0.5%
Bolingbrook IL Sales Tax
6.25%, 1/01/24	500	308,645

Ohio - 5.0%
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 04A
7.125%, 8/01/25	300	256,365
Puerto Rico Elec Pwr Auth
XLCA Series 02-2
5.25%, 7/01/31 (Pre-refunded/ETM)	3,050	3,220,586

		3,476,951

Puerto Rico - 15.6%
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	536,390
Series 04A
5.25%, 7/01/19	510	523,806
Puerto Rico HFC SFMR (Puerto Rico HFC)
Series 01C
5.30%, 12/01/28	1,500	1,499,955
Puerto Rico Hwy & Trnsp Auth
Series 02D
5.375%, 7/01/36 (Pre-refunded/ETM)	3,250	3,399,955
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series N
5.50%, 7/01/22	585	602,193
Puerto Rico Sales Tax Fin Corp.
5.50%, 8/01/28	4,000	4,227,560

		10,789,859

Total Long-Term Municipal Bonds (cost $109,825,464)		112,364,480

Short-Term Municipal Notes - 5.0%
New York NY GO
0.27%, 8/01/22 (c)	2,700	2,700,000
New York NY Trnsl Fin Auth
0.19%, 11/01/22 (c)	800	800,000

Total Short-Term Municipal Notes (cost $3,500,000)		3,500,000

Total Municipal Obligations (cost $113,325,464)		115,864,480

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 4.9%
Investment Companies - 4.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.06% (d) (cost $3,377,613)	3,377,613	$3,377,613

Total Investments - 172.6% (cost $116,703,077) (e)		119,242,093
Other assets less liabilities - (13.5)%		(9,369,886)
Preferred Shares at liquidation value - (59.1)%		(40,800,000)

Net Assets Applicable to Common Shareholders - 100.0% (f)		$69,072,207

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Goldman Sachs	$7,500	12/15/11	1.828%	SIFMA	*	$(63,905)
Merrill Lynch	1,200	7/30/26	4.090%	SIFMA	*	(213,303)
Merrill Lynch	1,300	8/9/26	4.063%	SIFMA	*	(217,891)
Merrill Lynch	2,000	11/15/26	4.378%	SIFMA	*	(421,923)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	When-Issued or delayed delivery security.
(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of July 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,213,115 and gross unrealized depreciation of investments was $(674,099), resulting in net unrealized appreciation of $2,539,016.
(f)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of July 31, 2011, the Fund held 39.8% of net assets in insured bonds (of this amount 17.5% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ADR	-	American Depositary Receipt
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District

ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HDC	-	Housing Development Corporation
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SFMR	-	Single Family Mortgage Revenue
UDC	-	Urban Development Corporation
XLCA	-	XL Capital Assurance Inc.

Alliance New York Municipal Income Fund

July 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$112,364,480	$—	$112,364,480
Short-Term Municipal Notes	—	3,500,000	—	3,500,000
Short-Term Investments	3,377,613	—	—	3,377,613

Total Investments in Securities	3,377,613	115,864,480	—	119,242,093
Other Financial Instruments*:
Liabilities:
Interest Rate Swap Contracts	—	—	(917,022)	(917,022)

Total	$3,377,613	$115,864,480	$(917,022)	$118,325,071

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Interest Rate Swap Contracts	Total
Balance as of 10/31/10	$—	$—
Accrued discounts/(premiums)	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Purchases	—	—
Sales	—	—
Transfers in to Level 3	(917,022)	(917,022)
Transfers out of Level 3	—	—

Balance as of 7/31/11	$(917,022)	$(917,022)

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/11	$—	$—

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance New York Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2011